Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2016
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M16	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	9,125.6	3.2	3.5	0.0	0.0	0.0
Swaps	14,862.2	151.9	146.2	40.5	1.3	1.1
Options bought and sold (OTC)	2,523.5	64.9	62.5	0.0	0.0	0.0
Futures	755.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	330.8	0.1	0.2	0.0	0.0	0.0
Interest rate products	27,598.0	220.1	212.4	40.5	1.3	1.1
Forwards	1,100.8	19.0	18.7	10.9	0.0	0.1
Swaps	933.7	32.7	43.5	0.0	0.0	0.0
Options bought and sold (OTC)	474.9	9.0	9.9	5.5	0.0	0.0
Futures	26.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	16.9	0.5	0.1	0.0	0.0	0.0
Foreign exchange products	2,553.1	61.2	72.2	16.4	0.0	0.1
Forwards	2.3	0.0	0.1	0.0	0.0	0.0
Swaps	175.4	4.7	7.0	0.0	0.0	0.0
Options bought and sold (OTC)	240.2	8.3	8.3	0.0	0.0	0.0
Futures	47.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	336.3	12.4	15.4	0.0	0.0	0.0
Equity/index-related products	801.9	25.4	30.8	0.0	0.0	0.0
Credit derivatives [2]	813.3	13.6	14.0	0.0	0.0	0.0
Forwards	7.1	0.1	0.1	0.0	0.0	0.0
Swaps	20.1	2.2	1.5	0.0	0.0	0.0
Options bought and sold (OTC)	15.4	0.3	0.3	0.0	0.0	0.0
Futures	14.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.9	0.0	0.1	0.0	0.0	0.0
Other products [3]	60.0	2.6	2.0	0.0	0.0	0.0
Total derivative instruments	31,826.3	322.9	331.4	56.9	1.3	1.2
The notional amount, PRV and NRV (trading and hedging) was CHF 31,883.2 billion, CHF 324.2 billion and CHF 332.6 billion, respectively, as of June 30, 2016.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2015	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,229.5	1.0	1.2	0.0	0.0	0.0
Swaps	16,740.0	118.4	112.8	49.3	1.2	0.8
Options bought and sold (OTC)	2,856.0	49.2	47.3	0.0	0.0	0.0
Futures	1,789.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	198.4	0.1	0.0	0.0	0.0	0.0
Interest rate products	28,813.8	168.7	161.3	49.3	1.2	0.8
Forwards	1,499.1	16.6	16.9	10.7	0.0	0.1
Swaps	1,050.8	30.5	40.8	0.0	0.0	0.0
Options bought and sold (OTC)	534.8	12.8	12.8	8.2	0.0	0.0
Futures	22.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	13.0	0.3	0.3	0.0	0.0	0.0
Foreign exchange products	3,120.2	60.2	70.8	18.9	0.0	0.1
Forwards	1.3	0.0	0.1	0.0	0.0	0.0
Swaps	203.9	5.0	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	193.9	8.7	8.0	0.0	0.0	0.0
Futures	39.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	284.4	9.1	11.4	0.0	0.0	0.0
Equity/index-related products	723.4	22.8	26.2	0.0	0.0	0.0
Credit derivatives [2]	831.9	17.8	17.3	0.0	0.0	0.0
Forwards	6.3	0.1	0.1	0.0	0.0	0.0
Swaps	19.6	2.6	1.7	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.4	0.3	0.0	0.0	0.0
Futures	11.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.1	0.1	0.1	0.0	0.0	0.0
Other products [3]	47.7	3.2	2.2	0.0	0.0	0.0
Total derivative instruments	33,537.0	272.7	277.8	68.2	1.2	0.9
The notional amount, PRV and NRV (trading and hedging) was CHF 33,605.2 billion, CHF 273.9 billion and CHF 278.7 billion, respectively, as of December 31, 2015.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges
in	6M16	6M15
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	1,841	(535)
Foreign exchange products	0	2
Total	1,841	(533)
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(2,005)	552
Foreign exchange products	0	(2)
Total	(2,005)	550
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(164)	17
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	6M16		6M15
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	97		54
Foreign exchange products	(3)		(5)
Total	94		49
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	16	[1]	18	[1,2]
Foreign exchange products	(7)	[2,3]	(27)	[2,3]
Total	9		(9)
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [2]	31		(2)
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in total other operating expenses.

Net investment hedges	Net investment hedges
in	6M16	6M15
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(253)	808
Total	(253)	808
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
end of	6M16						2015
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(183.4)	174.5		(8.9)	20.7	1.0	(199.6)	188.6		(11.0)	26.9	1.0
Non-investment grade	(64.3)	62.2		(2.1)	11.8	(1.4)	(65.2)	61.1		(4.1)	15.7	(3.2)
Total single-name instruments	(247.7)	236.7		(11.0)	32.5	(0.4)	(264.8)	249.7		(15.1)	42.6	(2.2)
of which sovereign	(46.9)	42.9		(4.0)	7.1	(1.1)	(47.5)	43.9		(3.6)	6.1	(1.1)
of which non-sovereign	(200.8)	193.8		(7.0)	25.4	0.7	(217.3)	205.8		(11.5)	36.5	(1.1)
Multi-name instruments (CHF billion)
Investment grade [2]	(103.4)	101.4		(2.0)	32.0	(0.7)	(89.1)	88.3		(0.8)	31.6	(0.5)
Non-investment grade	(21.6)	15.7	[3]	(5.9)	4.5	0.4	(24.4)	18.0	[3]	(6.4)	6.2	0.2
Total multi-name instruments	(125.0)	117.1		(7.9)	36.5	(0.3)	(113.5)	106.3		(7.2)	37.8	(0.3)
of which sovereign	(0.6)	0.6		0.0	0.8	0.0	(1.0)	1.0		0.0	1.0	0.0
of which non-sovereign	(124.4)	116.5		(7.9)	35.7	(0.3)	(112.5)	105.3		(7.2)	36.8	(0.3)
Total instruments (CHF billion)
Investment grade [2]	(286.8)	275.9		(10.9)	52.7	0.3	(288.7)	276.9		(11.8)	58.5	0.5
Non-investment grade	(85.9)	77.9		(8.0)	16.3	(1.0)	(89.6)	79.1		(10.5)	21.9	(3.0)
Total instruments	(372.7)	353.8		(18.9)	69.0	(0.7)	(378.3)	356.0		(22.3)	80.4	(2.5)
of which sovereign	(47.5)	43.5		(4.0)	7.9	(1.1)	(48.5)	44.9		(3.6)	7.1	(1.1)
of which non-sovereign	(325.2)	310.3		(14.9)	61.1	0.4	(329.8)	311.1		(18.7)	73.3	(1.4)
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk
end of	6M16				2015
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	[1]	Total
Contingent credit risk (CHF billion)
Current net exposure	14.3	0.5	1.2	16.0	13.2	0.5	1.4		15.1
Collateral posted	13.3	0.5	–	13.8	12.3	0.5	–		12.8
Additional collateral required in a one-notch downgrade event	0.3	0.5	0.1	0.9	0.7	0.4	0.1		1.2
Additional collateral required in a two-notch downgrade event	1.5	0.8	0.6	2.9	1.8	0.7	0.6		3.1
Additional collateral required in a three-notch downgrade event	1.8	0.9	0.8	3.5	2.1	1.3	0.8		4.2

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	6M16	2015
Credit derivatives (CHF billion)
Credit protection sold	372.7	378.3
Credit protection purchased	353.8	356.0
Other protection purchased	69.0	80.4
Other instruments [1]	17.8	17.2
Total credit derivatives	813.3	831.9
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M16 (CHF billion)
Single-name instruments	54.1	177.1	16.5	247.7
Multi-name instruments	17.6	98.8	8.6	125.0
Total instruments	71.7	275.9	25.1	372.7
2015 (CHF billion)
Single-name instruments	52.1	196.4	16.3	264.8
Multi-name instruments	19.0	84.9	9.6	113.5
Total instruments	71.1	281.3	25.9	378.3